Property and Equipment, Note: Schedule of Major Classes of Assets (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Major Classes of Assets

	2013	2012	2011
Office and computer equipment	$323,185	$395,281	$395,281
Software	95,931	-	-
Manufacturing and installation equipment	402,063	149,434	149,434
Leasehold improvements	759,304	759,304	759,304
Vehicles	262,011	213,940	230,879
Sub Total	1,842,493	1,517,959	1,534,898
Accumulated Depreciation	(984,282)	(862,293)	(698,025)
Net	$858,212	$655,666	$836,873